UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                        Report for the Calendar Year or Quarter Ended: 9/30/2004
                               Check here if Amendment [ ]; Amendment Number:
                                            This Amendment (check only one.):
                                                 [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: STRALEM & COMPANY, INC.
      -----------------------
Address: 645 Madison Avenue, New York, New York 10022
         --------------------------------------------

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
      --------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
------------------------
New York, New York
October 11, 2004

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:          0
                                            -

Form 13F Information Table Entry Total:     60
                                            --

Form 13F Information Table Value Total:     $387,755,000 (thousands)
                                            ------------

List of Other Included Managers:

               Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     NONE

                                                  STRALEM & COMPANY, INC
                                                       13F REPORT
                                                      AS OF 9/30/04
-----------------------------------------------------------------------------------------------------------------------------------
    Item 1:               Item 2:        Item 3:      Item 4:     Item 5:  Item 6: Item 7: Investment Descretion       Item 8:
                                                                                                                   Voting Authority
                                                                                              (b)                      (Shares)
Name of Issuer        Title of Class  Cusip Number  Fair Market  Shares or Put/Call  (a)    Share-As    (c)       (a)    (b)   (c)
                                                    Value (in    Principal           Sole  Defined in  Shared-   Sole  Shared  None
                                                    thousands)    Amount                    Instr. V   Other
-----------------------------------------------------------------------------------------------------------------------------------
ABBOT LABORATORIES        COMMON         2824100    10,529,000    248,550             X        0         0         X      0     0
ALTRIA GROUP              COMMON        2209S103    10,468,000    222,529             X        0         0         X      0     0
AMERICAN EXPRESS          COMMON        25816109       211,000      4,100             X        0         0         X      0     0
AMEREN CORP               COMMON        23608102    12,851,000    278,469             X        0         0         X      0     0
AMERICAN INTL GROUP       COMMON        26874107    15,194,000    223,475             X        0         0         X      0     0
ANHEUSER BUSH             COMMON        35229103        30,000        600             X        0         0         X      0     0
APPLI ED BIOSYSTEMS       COMMON        38020103       309,000     16,400             X        0         0         X      0     0
BAXTER INTERNATIONAL      COMMON        71813109        11,000        332             X        0         0         X      0     0
BERKSHIRE HATHAWAY        COMMON        84670207       431,000        150             X        0         0         X      0     0
BOSTON SCIENTIFIC         COMMON       101137107     5,756,000    144,870             X        0         0         X      0     0
BURLINGTON RESOURCES      COMMON       122014103     9,570,000    234,550             X        0         0         X      0     0
CELERA GENOMICS           COMMON        38020202        88,000      7,500             X        0         0         X      0     0
CHEVRONTEXACO             COMMON       166751107    18,038,000    336,274             X        0         0         X      0     0
COLGATE PALMOLIVE         COMMON       194162103        18,000        400             X        0         0         X      0     0
COMPUTER SCIENCES         COMMON       205363104    11,329,000    240,540             X        0         0         X      0     0
CON EDISON                COMMON       209115104    12,134,000    288,639             X        0         0         X      0     0
CONOCOPHILIPPS            COMMON       20825C104        19,000        228             X        0         0         X      0     0
DUPONT                    COMMON       263534109         9,000        200             X        0         0         X      0     0
EASTMANN CHEMICAL         COMMON       277432100     1,612,000     33,900             X        0         0         X      0     0
EXXON MOBIL               COMMON       30231G102       319,000      6,600             X        0         0         X      0     0
FANNIE MAE                COMMON       313586109       254,000      4,000             X        0         0         X      0     0
FEDERAL HOME LOAN         COMMON       313400301    15,639,000    239,718             X        0         0         X      0     0
FIRST DATA                COMMON       319963104       476,000     10,950             X        0         0         X      0     0
FORD                      COMMON       345370860         3,000        200             X        0         0         X      0     0
GENERAL ELEC              COMMON       369604103       195,000      5,800             X        0         0         X      0     0
HEWLETT PACKARD           COMMON       428236103        59,000      3,162             X        0         0         X      0     0
HOME DEPOT                COMMON       437076102    18,443,000    470,493             X        0         0         X      0     0
HONEYWELL                 COMMON       438516106       108,000      3,000             X        0         0         X      0     0
IBM                       COMMON       459200101        69,000        800             X        0         0         X      0     0
ILLINOIS TOOL WORKS       COMMON       452308109        42,000        450             X        0         0         X      0     0
INTEL                     COMMON       458140100     9,251,000    461,155             X        0         0         X      0     0
JOHNSON & JOHNSON         COMMON       478160104    10,472,000    185,905             X        0         0         X      0     0
KERR-MCGEE                COMMON       492386107    16,487,000    287,975             X        0         0         X      0     0
KEYSPAN CORP              COMMON       49337W100    12,523,000    319,454             X        0         0         X      0     0
KIMBERLY CLARK            COMMON       494368103       110,000      1,700             X        0         0         X      0     0
LOEWS CORP                COMMON       540424108    16,155,000    276,160             X        0         0         X      0     0

                                                  STRALEM & COMPANY, INC
                                                       13F REPORT
                                                      AS OF 9/30/04
------------------------------------------------------------------------------------------------------------------------------------
    Item 1:               Item 2:       Item 3:       Item 4:     Item 5:   Item 6: Item 7: Investment Descretion      Item 8:
                                                                                                                   Voting Authority
                                                                                                                       (Shares)
Name of Issuer        Title of Class  Cusip Number  Fair Market  Shares or  Put/Call (a)       (b)       (c)      (a)     (b)    (c)
                                                    Value (in    Principal           Sole   Share-As   Shared-   Sole   Shared  None
                                                    thousands)    Amount                   Defined in  Other
                                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
LOWES                     COMMON       548661107    16,928,000     311,460            X        0         0         X      0       0
MATTEL                    COMMON       577081102        42,000       2,300            X        0         0         X      0       0
MBIA INC                  COMMON       55262C100    15,502,000     266,309            X        0         0         X      0       0
MCDONALDS                 COMMON       580135101    16,346,000     583,150            X        0         0         X      0       0
MEDTRONICS                COMMON       585055106     5,579,000     107,489            X        0         0         X      0       0
MELLON FINANCIAL          COMMON       58551A108        25,000         900            X        0         0         X      0       0
MICROSOFT                 COMMON       594918104    11,178,000     404,260            X        0         0         X      0       0
OCCIDENTAL PETROLEUM      COMMON       674599105     9,240,000     165,198            X        0         0         X      0       0
PEPSICO                   COMMON       713448108       370,000       7,600            X        0         0         X      0       0
PFIZER INC                COMMON       717081103    10,542,000     344,524            X        0         0         X      0       0
PROCTER & GAMBLE          COMMON       742718109       541,000      10,000            X        0         0         X      0       0
PROGRESS ENERGY           COMMON       743263105    11,584,000     273,589            X        0         0         X      0       0
ROYAL DUTCH               COMMON       780257804       119,000       2,300            X        0         0         X      0       0
SARA LEE                  COMMON       803111103    15,789,000     690,700            X        0         0         X      0       0
SBC COMMUNICATIONS        COMMON       78387G103       205,000       7,896            X        0         0         X      0       0
SOUTHERN CO               COMMON       842587107    12,115,000     404,100            X        0         0         X      0       0
SUNOCO                    COMMON       86764P109    18,053,000     244,020            X        0         0         X      0       0
TEXAS INSTRUMENTS         COMMON       882508104       106,000       5,000            X        0         0         X      0       0
UNITED HEALTH GROUP       COMMON       91324P102    17,653,000     239,400            X        0         0         X      0       0
VODAPHONE                 COMMON       92857W100        12,000         500            X        0         0         X      0       0
WAL MART                  COMMON       931142103       575,000      10,800            X        0         0         X      0       0
WELLS FARGO               COMMON       949746101       519,000       8,700            X        0         0         X      0       0
WHIRLPOOL                 COMMON       963320106    15,464,000     257,348            X        0         0         X      0       0
XEROX                     COMMON       263534109        56,000       4,000            X        0         0         X      0       0
                                                   387,755,000   8,910,771